Schedule of R&D and Revenue Related Milestone Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 41,879
Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Total	28
1 - 3 Years [Member]
IfrsStatementLineItems [Line Items]
Total	113
4 - 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total	927
More than 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total	40,811
R&D Milestone Payments [Member]
IfrsStatementLineItems [Line Items]
Total	8,937
R&D Milestone Payments [Member] | Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Total	28
R&D Milestone Payments [Member] | 1 - 3 Years [Member]
IfrsStatementLineItems [Line Items]
Total	113
R&D Milestone Payments [Member] | 4 - 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total	927
R&D Milestone Payments [Member] | More than 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total	7,869
Revenue Related Mile Stone Payments [Member]
IfrsStatementLineItems [Line Items]
Total	32,942
Revenue Related Mile Stone Payments [Member] | Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Total
Revenue Related Mile Stone Payments [Member] | 1 - 3 Years [Member]
IfrsStatementLineItems [Line Items]
Total
Revenue Related Mile Stone Payments [Member] | 4 - 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total
Revenue Related Mile Stone Payments [Member] | More than 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total	$ 32,942